BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock subject to put rights and call rights, shares	1,685,714	59,000,000	59,000,000
Common stock, par	$ 0.0002	$ 0.0002	$ 0.0002
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	33,949,163	1,152,502,875	757,539,307
Common stock, shares outstanding	33,949,163	1,152,502,875	757,539,307